SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Summary of Stock Option Activity

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2019	8,453,372	3.34	—	—
Granted	—	—	—	—
Exercise	(3,378,060)	3.35	—	—
Forfeited	(520,024)	3.29	—	—
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,353,508

Vested and expected to vest as of December 31, 2019	4,456,440	3.39	4.59	70,161,689
Vested and exercisable as of December 31, 2019	4,279,300	3.41	4.54	67,601,773

Schedule of Expense Allocation

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Costs of revenues	2,219,311	967,367	(771,464)
Selling expenses	12,722,162	6,415,213	3,424,973
General and administrative expenses	46,017,821	24,066,459	1,140,815
Research and development expenses	3,908,608	(2,141,136)	783,991
Total	64,867,902	29,307,903	4,578,315